LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 7) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Delinquent and Non-Accrual Loans
Delinquent borrowers' classification, period past due	30 days
Period of repayment performance for non-accrual loans to return to an accrual status	6 months
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	$ 5,202,946	$ 14,135,479
60 to 89 Days Due	4,479,828	7,214,989
90 Days or More Past Due	16,450,827	20,119,137
Total Past Due	26,133,601	41,469,604
Current	966,710,635	1,005,516,827
Total Loans Receivable	992,844,236	1,046,986,431
Nonaccrual	47,643,223	53,549,746
Commercial loans
Delinquent and Non-Accrual Loans
Loans that have passed their contractual maturity dates and are in process of renewal	351,000	2,500,000
Recorded investment in loans receivable by class that were 30 days or more past due
Total Loans Receivable	591,431,264	571,549,810
Residential real estate first mortgage
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	2,567,694	5,358,948
60 to 89 Days Due	3,229,337	2,882,199
90 Days or More Past Due	5,792,387	11,264,959
Total Past Due	11,589,418	19,506,106
Current	200,183,277	223,662,221
Total Loans Receivable	211,772,695	243,168,327
Nonaccrual	21,635,255	30,291,026
Residential real estate second mortgage
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	264,540	794,911
60 to 89 Days Due	273,642	155,772
90 Days or More Past Due	433,195	820,556
Total Past Due	971,377	1,771,239
Current	41,277,730	49,986,363
Total Loans Receivable	42,249,107	51,757,601
Nonaccrual	2,257,597	3,501,646
Home equity lines of credit
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	1,940,740	2,960,623
60 to 89 Days Due	902,941	633,473
90 Days or More Past Due	1,182,495	3,948,135
Total Past Due	4,026,176	7,542,230
Current	140,684,929	169,844,628
Total Loans Receivable	144,711,105	177,386,858
Nonaccrual	3,420,409	6,330,824
Land acquisition and development
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	110,308	314,856
90 Days or More Past Due	39,009	285,254
Total Past Due	149,317	600,110
Current	47,186,229	51,042,361
Total Loans Receivable	47,335,546	51,642,471
Nonaccrual	39,009	350,210
Real estate construction and development
Recorded investment in loans receivable by class that were 30 days or more past due
90 Days or More Past Due	357,643	904,773
Total Past Due	357,643	904,773
Current	21,535,974	21,387,494
Total Loans Receivable	21,893,617	22,292,267
Nonaccrual	388,767	2,445,271
Commercial & multi-family real estate
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	290,776	4,367,633
60 to 89 Days Due	69,756	3,469,293
90 Days or More Past Due	8,230,195	2,374,682
Total Past Due	8,590,727	10,211,608
Current	315,502,338	306,146,688
Total Loans Receivable	324,093,065	316,358,296
Nonaccrual	14,155,739	8,971,235
Commercial & industrial
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	23,421	280,482
90 Days or More Past Due	266,042	271,829
Total Past Due	289,463	552,311
Current	197,819,573	180,704,465
Total Loans Receivable	198,109,036	181,256,776
Nonaccrual	5,601,512	1,190,067
Consumer and other
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	5,467	58,026
60 to 89 Days Due	4,152	74,252
90 Days or More Past Due	149,861	248,949
Total Past Due	159,480	381,227
Current	2,520,585	2,742,607
Total Loans Receivable	2,680,065	3,123,835
Nonaccrual	$ 144,935	$ 469,467